Relationship with parent and related parties	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
Relationship with parent and related parties
8. Relationship with parent and related parties
Prior to the IPO, Nextracker was managed and operated in the normal course of business by Flex. Accordingly, certain shared costs were allocated to Nextracker and reflected as expenses in these condensed consolidated financial statements. Nextracker’s management and the management of Flex consider the expenses included and the allocation methodologies used to be reasonable and appropriate reflections of the historical Flex expenses attributable to Nextracker for purposes of the stand-alone financial statements up until the IPO. However, the expenses reflected in these condensed consolidated financial statements may not be indicative of the expenses that would have been incurred by Nextracker during the periods presented if Nextracker historically operated as a separate, stand-alone entity during such period, which expenses would have depended on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. In addition, the expenses reflected in the condensed consolidated financial statements for the period prior to the IPO may not be indicative of expenses that Nextracker will incur in the future.
Allocation of corporate expenses
The condensed consolidated financial statements for the period prior to the IPO, include expense allocations for certain functions provided by Flex, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, and stock-based compensation. These expenses have been allocated to Nextracker on the basis of direct usage when identifiable, with the remainder allocated on the basis of revenue, headcount or other measure.
During the three-month period ended July 1, 2022, Nextracker was allocated $2.4 million of general corporate expenses incurred by Flex. Of these expenses $1.6 million was included within selling, general and administrative expenses and $0.8 million was included in cost of sales in the condensed consolidated statements of operations and comprehensive income. An immaterial amount of general corporate expenses incurred by Flex was allocated to Nextracker during the three-month period ended June 30, 2023.
Risk management
Flex carries insurance for property, casualty, product liability matters, auto liability, and workers’ compensation and maintain excess policies to provide additional limits. Prior to the IPO, Nextracker paid a premium to Flex in exchange for the coverage provided. In fiscal year 2023, the policies with significant premiums included the Marine Cargo/Goods in Transit and the multiple Errors and Omissions policies all through various insurance providers. Expenses related to coverage provided by Flex were reflected in the condensed consolidated statements of operations and comprehensive income and were immaterial for the three-month periods ended June 30, 2023, and July 1, 2022, respectively.
Cash management and financing
Prior to the IPO, Nextracker participated in Flex’ centralized cash management programs. Disbursements were independently managed by Nextracker.

All significant transactions between Nextracker
and
Flex that were not historically cash settled were reflected in the condensed consolidated statement of cash flows, for the period prior to the IPO, as net transfers to parent as these were deemed to be internal financing transactions. All intra-company accounts, profits and transactions have been eliminated. The following is a summary of material transactions reflected in the accumulated net parent investment during the three-month period ended July 1, 2022:

Three-month periods ended
(In thousands)	July 1, 2022
Corporate allocations (excluding stock-based compensation expense)	$1,360
Transfer of operations to Nextracker (1)	3,229
Net cash pooling activities (2)	(8,908)
Income taxes	5,170

Net transfers from Parent	$851

(1)	Primarily represents certain international operations where related income and/or losses are included in Nextracker’s condensed consolidated statements of operations. Cash was also collected by the international operations on behalf of Nextracker, for which Nextracker and Flex do not intend to settle in the future.

(2)	Primarily represents financing activities for cash pooling and capital transfers.
The cash balance reflected in the condensed consolidated balance sheets consist of the cash managed and controlled by Nextracker. Prior to the IPO when Nextracker was a controlled entity of Flex, Nextracker’s U.S. operations participated in the Flex cash pooling management programs intra-quarter; all outstanding positions were settled or scheduled for settlement as of each quarter end. Cash pooling activities during the period prior to the IPO were reflected under net transfers from Parent in the condensed consolidated statements of redeemable interest and stockholders’ deficit /parent company equity (deficit), and the condensed consolidated statements of cash flows. Subsequent to the IPO, Nextracker has the option to participate in the Flex cash pooling management programs.
Due to related parties relates to balances resulting from transactions between Nextracker and Flex subsidiaries that have historically been cash settled. Nextracker purchased certain components and services from other Flex affiliates of $29.6 million and $15.0 million for the three-month periods ended June 30, 2023, and July 1, 2022 respectively.
Flex also administers on behalf of Nextracker payments to certain freight providers as well as payrolls to certain employees based in the U.S. Nextracker’s average due to related parties balance was $7.4 million and $31.4 million for the three-month periods ended June 30, 2023, and July 1, 2022, respectively. All related cash flow activities were classified within net cash provided by operating activities in the condensed consolidated statement of cash flows.

11. Relationship with parent and related parties
Prior to the IPO, Nextracker was managed and operated in the normal course of business by Flex. Accordingly, certain shared costs were allocated to Nextracker and reflected as expenses in these consolidated financial statements. Nextracker’s management and the management of Flex considered the expenses included and the allocation methodologies used to be reasonable and appropriate reflections of the historical Flex expenses attributable to Nextracker for purposes of the stand-alone financial statements up until the IPO. However, the expenses reflected in these consolidated financial statements may not be indicative of the expenses that would have been incurred by Nextracker during the periods presented if Nextracker historically operated as a separate, stand-alone entity during such period, which expenses would have depended on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. In addition, the expenses reflected in
the consolidated financial statements may not be indicative of expenses that Nextracker will incur in the future.
Allocation of corporate expenses
The consolidated financial statements for the period prior to the IPO, include expense allocations for certain functions provided by Flex, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, and stock-based compensation. These expenses were allocated to Nextracker based on direct usage when identifiable, with the remainder allocated on the basis of revenue, headcount or other measure.
During the fiscal years ended March 31, 2023, 2022 and 2021, Nextracker was allocated, $5.2 million, $13.0 million and $13.3 million, respectively, of general corporate expenses incurred by Flex. Of these expenses $3.4 million, $9.9 million and $10.0 million, respectively, are included within selling, general and administrative expenses and $1.8 million, $3.1 million and $3.3 million, respectively, are included in cost of sales in the consolidated statements of operations and comprehensive income.
Risk management
Flex carries insurance for property, casualty, product liability matters, auto liability, and workers’ compensation and maintain excess policies to provide additional limits. Prior to the IPO, Nextracker paid a premium to Flex in exchange for the coverage provided. In fiscal years 2023 and 2022, the policies with significant premiums included the Marine Cargo/Goods in Transit and the multiple Errors and Omissions policies all through various insurance providers. Expenses related to coverage provided through Flex were not significant and are reflected in the consolidated statements of operations and comprehensive income for all periods presented.
Cash management and financing
Prior to the IPO, Nextracker participated in Flex’s centralized cash management programs. Disbursements were independently managed by Nextracker.
All significant transactions between Nextracker and Flex that have not been historically cash settled have been reflected in the consolidated statement of cash flows, for the period prior to the IPO, as net transfers to parent as these are deemed to be internal financing transactions. All intra-company accounts, profits and transactions have been eliminated. The following is a summary of material transactions reflected in the accumulated net parent investment during the fiscal years ended March 31, 2023, 2022 and 2021

	Fiscal year ended March 31,
(In thousands)	2023(3)	2022	2021
Corporate allocations (excluding stock-based compensation expense)	$1,483	$9,999	$8,998
Transfer of operations to Nextracker(1)	(39,025)	(2,934)	5,299
Net cash pooling activities(2)	(35,240)	(35,490)	377,360
Income taxes	41,238	19,550	36,068

Net transfers (to) from Parent	$(31,544)	$(8,875)	$427,725

(1)	Primarily represents certain international operations where related income and/or losses are included in Nextracker’s consolidated statements of operations. Cash was also collected by the international operations on behalf of Nextracker, for which Nextracker and Flex do not intend to settle in the future. For the fiscal year 2023, the balance includes the legal settlement paid by Flex as further disclosed in Note 12.

(2)	Primarily represents financing activities for cash pooling and capital transfers.

(3)	Represents transactions reflected in accumulated net parent investment through February 8, 2023.
The cash balance reflected in the consolidated balance sheets consist of
the cash managed and controlled by Nextracker. Prior to the IPO when Nextracker was a controlled entity of Flex, Nextracker’s U.S. operations continued to participate in the Flex cash pooling management programs intra-quarter; all outstanding positions were settled or scheduled for settlement as of each quarter end. Cash pooling activities during the period prior to the IPO were reflected under net transfers from Parent in the consolidated statements of redeemable interest and stockholders’ deficit / parent company equity (deficit) and the consolidated statements of cash flows. Subsequent to the IPO, Nextracker has the optionality to participate in the Flex cash pooling management programs.
Due to related parties relates to balances resulting from transactions between Nextracker and Flex subsidiaries that have historically been cash settled. Nextracker purchased certain components and services from other Flex affiliates of $67.1 million, $47.7 million and $60.3 million for the fiscal years ended March 31, 2023, 2022 and 2021, respectively.
During the period prior to the IPO, Flex also administered on behalf of Nextracker payments to certain freight providers as well as payrolls to certain employees based in the U.S. Nextracker’s average due to related parties balance was $37.5 million, $36.5 million and $24.4 million for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. All related cash flow activities are under net cash used in operating activities in the consolidated statements of cash flows.
The Distribution
Immediately prior to the closing of the IPO, the LLC made the Distribution of $175.0 million. With respect to such Distribution, $21.7 million was distributed to TPG Rise and $153.3 million to Yuma and Yuma Sub in accordance with their pro rata LLC units. The Distribution was financed, in part, with net proceeds from the $150.0 million term loan under the 2023 Credit Agreement, as further discussed in Note 9.
Umbrella agreement
In February 2023, Nextracker Brasil Ltda., an indirect, wholly-owned subsidiary of Nextracker Inc., and Flextronics International Technologia Ltda., an affiliate of Flex, entered into an umbrella agreement (the

“Umbrella Agreement”) that governs the terms, conditions and obligations of a strategic commercial relationship between Nextracker Inc. and Flex for the sale of the Company’s solar trackers in Brazil. The Umbrella Agreement is renewable automatically for successive one-year
periods, unless a party provides written notice to the other parties that such party does not intend to renew within at least ninety days prior to the end of any term.